Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Ordinary shares, Authorized	75,000,000	75,000,000
Ordinary shares, Issued and outstanding	10,828,251	706,683